Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies
Schedule of potential dilutive securities have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact

	As of June 30,
	2023	2022
Options to purchase ordinary shares	680,112,400	379,811,585
Warrants to purchase ordinary shares	4,155,347,500	1,135,347,500
Unvested restricted stock units	418,580,700	21,475,400
Total anti-dilutive share equivalents	5,254,040,600	1,536,634,485